Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial instruments
The effects of the cash flow hedging instruments on the Company's financial position and performance are as follows:

All amounts stated in €m, unless otherwise stated	December 31, 2025	December 31, 2024
USD - cross currency interest rate swaps
Carrying amount of liability	(108.9)	(42.3)
Notional amount (USD million)	$620.0	$686.1
Maturity date	10/11/2032	10/10/2027
Change in fair value of hedging instruments since January 1	(71.7)	58.4
Change in value of hedged item used to assess effectiveness	66.2	(58.4)
Weighted average hedged rate of outstanding hedging instruments - currency	1.00	1.00
Weighted average hedged rate of outstanding hedging instruments - interest	5.3%	5.6%
position and performance are as follows:

As at December 31, 2025	EUR/USD	GBP/USD	GBP/EUR	SEK/EUR	NOR/EUR	Other Currencies
	€m	€m	€m	€m	€m	€m
Derivative financial instruments - forward currency contracts
Carrying amount of assets	0.7	—	4.0	—	0.2	—
Carrying amount of liabilities	(16.6)	—	(1.1)	(3.5)	(0.3)	(0.3)
Notional amount	348.3	—	325.4	110.9	57.5	2.6
Fair value losses/(gains) of hedging instruments since January 1	37.4	(0.8)	(8.1)	7.0	1.4	1.0
Weighted average hedge rate for the year	1.13	0.09	1.14	0.09	0.08	N/A

As at December 31, 2024	EUR/USD	GBP/USD	GBP/EUR	SEK/EUR	SEK/USD	Other Currencies
	€m	€m	€m	€m	€m	€m
Derivative financial instruments - forward currency contracts
Carrying amount of assets	18.5	0.3	0.7	0.6	0.2	1.0
Carrying amount of liabilities	—	(1.1)	(13.1)	(0.8)	—	(0.3)
Notional amount	419.2	—	390.7	110.3	2.7	70.2
Fair value (gains)/losses of hedging instruments since January 1	(31.6)	0.4	26.2	(3.0)	(0.6)	(3.8)
Weighted average hedge rate for the year	1.10	N/A	1.15	0.10	0.10	N/A
Financial instruments

Categories of financial instruments
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 'Financial Instruments'.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
2025	€m	€m	€m	€m	€m
Assets
Trade and other receivables	315.8	—	—	—	315.8
Derivative financial instruments	—	—	4.9	—	4.9
Cash and cash equivalents	108.7	216.1	—	—	324.8
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	(740.5)	(740.5)
Derivative financial instruments	—	—	(131.6)	—	(131.6)
Loans and borrowings	—	—	—	(2,291.2)	(2,291.2)
Total	424.5	216.1	(126.7)	(3,031.7)	(2,517.8)

Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €192.1 million.

Loans and borrowings includes €89.3 million relating to lease liabilities.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
2024	€m	€m	€m	€m	€m
Assets
Trade and other receivables	302.1	—	—	—	302.1
Derivative financial instruments	—	—	21.2	—	21.2
Cash and cash equivalents	235.6	167.7	—	—	403.3
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	(773.5)	(773.5)
Derivative financial instruments	—	—	(60.8)	—	(60.8)
Loans and borrowings	—	—	—	(2,177.4)	(2,177.4)
Total	537.7	167.7	(39.6)	(2,950.9)	(2,285.1)

Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €222.2 million.

Loans and borrowings includes €94.1 million relating to lease liabilities.

The Company has determined that the carrying amounts of trade receivables, trade payables and cash and cash equivalents are a reasonable approximation of fair value.
Fair values
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, Nomad uses various methods including market, income and cost approaches. Based on these approaches, Nomad utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs may be readily observable, market corroborated, or generally unobservable inputs. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.
Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1—Quoted prices for identical assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.
Level 2—Observable inputs other than Level 1 including quoted prices for similar assets or liabilities, quoted prices in less active markets, or other observable inputs that can be corroborated by observable market data.
Level 3—Unobservable inputs supported by little or no market activity for financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation; also includes observable inputs for non binding single dealer quotes not corroborated by observable market data. Where market information is not available to support internal valuations, reviews of third party valuations are performed. There are no financial assets and liabilities classified as Level 3 in the reporting periods presented.
While Nomad believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
The following is a description of the valuation methodologies and assumptions used for estimating the fair values of financial instruments held by the Company.
(i)Derivative financial instruments
Derivative financial instruments are held at fair value. There is no difference between carrying value and fair value. The valuation technique utilized by the Company maximizes the use of observable market data where it is available. All significant inputs required to fair value the instrument are observable. The Company has classified its derivative financial instruments as level 2 instruments as defined in IFRS 13 ‘Fair value measurement’.

(ii)Cash and cash equivalents
The carrying value of cash and cash equivalents is deemed to equal fair value. When measured at fair value, the Company has classified these as level 1 instruments. All our cash and cash equivalents are held in highly rated financial institutions.

(iii)Short-term investments
Short-term investments are valued using inputs that are derived principally from or corroborated by observable market data. The Company has classified these as level 2 instruments as defined in IFRS 13 “Fair value measurement”.

(iv)Interest bearing loans and liabilities
The fair value of secured notes is determined by reference to price quotations in the active market in which they are traded. They are classified as level 1 instruments. The fair value of the senior loans is calculated by discounting the expected future cash flows at the year end’s prevailing interest rates. They are classified as a level 2 quoted price. There is no requirement to determine or disclose the fair value of lease liabilities.

	Fair value		Carrying value
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
	€m	€m	€m	€m
Senior EUR/USD loans	1,417.0	1,353.6	1,408.0	1,315.7
Other external debt	0.1	0.2	0.1	0.2
2028 fixed rate senior secured notes	784.0	768.0	800.0	800.0
Less capitalized debt discounts and borrowing costs	—	—	(6.2)	(32.6)
	2,201.1	2,121.8	2,201.9	2,083.3
There were no transfers between levels during the reporting periods presented.

Derivatives

	As at December 31, 2025	As at December 31, 2024
	€m	€m
Forward foreign exchange contracts	4.9	21.2
Total assets	4.9	21.2
Cross Currency Interest Rate Swaps	(108.9)	(42.3)
Interest Rate Swaps	(0.9)	(3.3)
Forward foreign exchange contracts	(21.8)	(15.2)
Total liabilities	(131.6)	(60.8)
Total	(126.7)	(39.6)
Offsetting of derivatives
Derivative contracts are held under International Swaps and Derivatives Association (ISDA) agreements with financial institutions. An ISDA is an enforceable master netting agreement that permits the Company to settle net in the event of default.
The following table sets out the carrying amounts of recognized financial instruments that are subject to the above agreements.

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2025	€m	€m	€m
Derivatives - assets	4.9	(4.9)	—
Derivatives - liabilities	(131.6)	4.9	(126.7)

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2024	€m	€m	€m
Derivatives - assets	21.2	(20.4)	0.8
Derivatives - liabilities	(60.8)	20.4	(40.4)

Disclosure of Financial Assets
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 'Financial Instruments'.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
2025	€m	€m	€m	€m	€m
Assets
Trade and other receivables	315.8	—	—	—	315.8
Derivative financial instruments	—	—	4.9	—	4.9
Cash and cash equivalents	108.7	216.1	—	—	324.8
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	(740.5)	(740.5)
Derivative financial instruments	—	—	(131.6)	—	(131.6)
Loans and borrowings	—	—	—	(2,291.2)	(2,291.2)
Total	424.5	216.1	(126.7)	(3,031.7)	(2,517.8)

Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €192.1 million.

Loans and borrowings includes €89.3 million relating to lease liabilities.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
2024	€m	€m	€m	€m	€m
Assets
Trade and other receivables	302.1	—	—	—	302.1
Derivative financial instruments	—	—	21.2	—	21.2
Cash and cash equivalents	235.6	167.7	—	—	403.3
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	(773.5)	(773.5)
Derivative financial instruments	—	—	(60.8)	—	(60.8)
Loans and borrowings	—	—	—	(2,177.4)	(2,177.4)
Total	537.7	167.7	(39.6)	(2,950.9)	(2,285.1)

Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €222.2 million.

Loans and borrowings includes €94.1 million relating to lease liabilities.

The Company has determined that the carrying amounts of trade receivables, trade payables and cash and cash equivalents are a reasonable approximation of fair value.

Disclosure of Financial Liabilities
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 'Financial Instruments'.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
2025	€m	€m	€m	€m	€m
Assets
Trade and other receivables	315.8	—	—	—	315.8
Derivative financial instruments	—	—	4.9	—	4.9
Cash and cash equivalents	108.7	216.1	—	—	324.8
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	(740.5)	(740.5)
Derivative financial instruments	—	—	(131.6)	—	(131.6)
Loans and borrowings	—	—	—	(2,291.2)	(2,291.2)
Total	424.5	216.1	(126.7)	(3,031.7)	(2,517.8)

Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €192.1 million.

Loans and borrowings includes €89.3 million relating to lease liabilities.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
2024	€m	€m	€m	€m	€m
Assets
Trade and other receivables	302.1	—	—	—	302.1
Derivative financial instruments	—	—	21.2	—	21.2
Cash and cash equivalents	235.6	167.7	—	—	403.3
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	(773.5)	(773.5)
Derivative financial instruments	—	—	(60.8)	—	(60.8)
Loans and borrowings	—	—	—	(2,177.4)	(2,177.4)
Total	537.7	167.7	(39.6)	(2,950.9)	(2,285.1)

Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €222.2 million.

Loans and borrowings includes €94.1 million relating to lease liabilities.

The Company has determined that the carrying amounts of trade receivables, trade payables and cash and cash equivalents are a reasonable approximation of fair value.

	Fair value		Carrying value
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
	€m	€m	€m	€m
Senior EUR/USD loans	1,417.0	1,353.6	1,408.0	1,315.7
Other external debt	0.1	0.2	0.1	0.2
2028 fixed rate senior secured notes	784.0	768.0	800.0	800.0
Less capitalized debt discounts and borrowing costs	—	—	(6.2)	(32.6)
	2,201.1	2,121.8	2,201.9	2,083.3

Disclosure of Derivatives

	As at December 31, 2025	As at December 31, 2024
	€m	€m
Forward foreign exchange contracts	4.9	21.2
Total assets	4.9	21.2
Cross Currency Interest Rate Swaps	(108.9)	(42.3)
Interest Rate Swaps	(0.9)	(3.3)
Forward foreign exchange contracts	(21.8)	(15.2)
Total liabilities	(131.6)	(60.8)
Total	(126.7)	(39.6)

Disclosure of offsetting of financial assets and financial liabilities [text block]	he following table sets out the carrying amounts of recognized financial instruments that are subject to the above agreements.

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2025	€m	€m	€m
Derivatives - assets	4.9	(4.9)	—
Derivatives - liabilities	(131.6)	4.9	(126.7)

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2024	€m	€m	€m
Derivatives - assets	21.2	(20.4)	0.8
Derivatives - liabilities	(60.8)	20.4	(40.4)